Share-based Payments - Summary of Share-based Payment Arrangements Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	$ (6.9)	$ (12.7)	$ (14.5)
Total included in profit or loss for the year	$ (6.9)	$ (12.7)	$ (14.5)